NET LOSS PER SHARE - Basic and Diluted Earnings Per Share (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (2,611)	$ (1,454)	$ (5,476)	$ (2,572)	$ (5,750)	$ (1,598)
Denominator
Weighted-average common shares outstanding - basic (in shares)	19,285,050	17,767,554	18,586,515	17,749,178	13,385,267	14,047,342
Weighted-average common shares outstanding - diluted (in shares)	19,285,050	17,767,554	18,586,515	17,749,178	13,385,267	14,047,342
Basic loss per common share (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)	$ (0.43)	$ (0.11)
Diluted loss per common share (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)	$ (0.43)	$ (0.11)